Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: July 10, 2025

Payment Date	7/15/2025
Collection Period Start	6/1/2025
Collection Period End	6/30/2025
Interest Period Start	6/16/2025
Interest Period End	7/14/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$324,640,493.10	$23,539,958.30	$301,100,534.80	0.633896	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$464,020,493.10	$23,539,958.30	$440,480,534.80

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$508,864,973.48	$482,916,269.11	0.322861
YSOC Amount	$41,453,279.00	$39,044,532.93
Adjusted Pool Balance	$467,411,694.48	$443,871,736.18
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$324,640,493.10	4.87000%	30/360	$1,317,499.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$464,020,493.10			$1,898,510.33

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$508,864,973.48	$482,916,269.11
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$467,411,694.48	$443,871,736.18
Number of Receivables Outstanding	37,419	36,598
Weighted Average Contract Rate	3.94%	3.95%
Weighted Average Remaining Term (months)	32.7	31.7

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,660,596.65
Principal Collections	$25,809,711.22
Liquidation Proceeds	$163,669.75
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$27,633,977.62
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$27,633,977.62

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$424,054.14	$424,054.14	$—	$—	$27,209,923.48
Interest - Class A-1 Notes	$—	$—	$—	$—	$27,209,923.48
Interest - Class A-2 Notes	$—	$—	$—	$—	$27,209,923.48
Interest - Class A-3 Notes	$1,317,499.33	$1,317,499.33	$—	$—	$25,892,424.15
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$25,500,914.15
First Allocation of Principal	$—	$—	$—	$—	$25,500,914.15
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$25,443,623.15
Second Allocation of Principal	$—	$—	$—	$—	$25,443,623.15
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$25,383,055.15
Third Allocation of Principal	$6,588,756.92	$6,588,756.92	$—	$—	$18,794,298.23
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,722,656.23
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,162,656.23
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,162,656.23
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,771,454.85
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,771,454.85
Remaining Funds to Certificates	$1,771,454.85	$1,771,454.85	$—	$—	$—
Total	$27,633,977.62	$27,633,977.62	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$41,453,279.00
Increase/(Decrease)	$(2,408,746.07)
Ending YSOC Amount	$39,044,532.93

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$467,411,694.48	$443,871,736.18
Note Balance	$464,020,493.10	$440,480,534.80
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.03%	17	$138,993.15
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	164	$163,669.75
Monthly Net Losses (Liquidation Proceeds)			$(24,676.60)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			(0.06)%
Preceding Collection Period			0.22%
Current Collection Period			(0.06)%
Four-Month Average Net Loss Ratio			0.08%
Cumulative Net Losses for All Periods			$4,357,464.14
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.35%	91	$1,711,413.27
60-89 Days Delinquent	0.17%	39	$819,576.82
90-119 Days Delinquent	0.06%	12	$270,832.18
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.58%	142	$2,801,822.27

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$76,097.24
Total Repossessed Inventory		8	$167,872.94

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$1,090,409.00
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.23%
Current Collection Period			0.23%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.69	0.14%	45	0.12%